Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Automobile Components - 1.6%
Aptiv PLC (A)	215,400	$ 12,163,638
Banks - 2.0%
First Citizens BancShares, Inc., Class A	7,045	15,404,949
Beverages - 4.2%
Brown-Forman Corp., Class B	267,700	7,691,021
Constellation Brands, Inc., Class A	88,300	11,499,309
Molson Coors Beverage Co., Class B	318,100	13,220,236
		32,410,566
Biotechnology - 0.9%
Biogen, Inc. (A)	35,300	7,164,135
Building Products - 0.7%
Builders FirstSource, Inc. (A)	87,300	5,800,212
Chemicals - 3.0%
Mosaic Co.	713,300	15,778,196
PPG Industries, Inc.	71,100	7,857,972
		23,636,168
Construction & Engineering - 1.3%
Fluor Corp. (A)	197,000	9,883,490
Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	30,500	3,875,025
Dollar Tree, Inc. (A)	40,100	5,101,121
		8,976,146
Containers & Packaging - 2.4%
Crown Holdings, Inc.	31,700	3,735,845
Graphic Packaging Holding Co.	1,422,930	15,268,039
		19,003,884
Distributors - 1.9%
LKQ Corp.	651,829	14,633,561
Diversified Telecommunication Services - 1.1%
Liberty Global Ltd., Class A (A)	790,326	8,385,359
Electric Utilities - 3.0%
Evergy, Inc.	194,500	16,145,445
OGE Energy Corp.	150,442	7,123,429
		23,268,874
Electronic Equipment, Instruments & Components - 4.4%
CDW Corp.	105,400	15,579,174
TD SYNNEX Corp.	20,700	5,292,990
Vontier Corp.	420,338	13,505,460
		34,377,624
Energy Equipment & Services - 2.4%
Halliburton Co.	375,500	12,109,875
Noble Corp. PLC	148,800	6,309,120
		18,418,995
Financial Services - 4.5%
Corpay, Inc. (A)	20,100	7,680,411
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fiserv, Inc. (A)	328,100	$ 17,697,714
Global Payments, Inc.	113,700	9,559,896
		34,938,021
Food Products - 6.7%
Campbell's Co. (B)	397,200	8,730,456
Conagra Brands, Inc.	755,800	10,966,658
Kraft Heinz Co.	771,200	19,935,520
Tyson Foods, Inc., Class A	209,200	12,125,232
		51,757,866
Gas Utilities - 0.5%
National Fuel Gas Co.	51,600	4,247,196
Ground Transportation - 2.0%
U-Haul Holding Co.	251,900	15,763,902
Health Care Equipment & Supplies - 3.7%
Baxter International, Inc.	446,600	11,683,056
Zimmer Biomet Holdings, Inc.	178,900	16,804,077
		28,487,133
Health Care Providers & Services - 2.7%
Centene Corp. (A)	138,400	8,611,248
Henry Schein, Inc. (A)	91,200	7,820,400
Molina Healthcare, Inc. (A)	23,400	4,577,508
		21,009,156
Hotels, Restaurants & Leisure - 0.8%
Flutter Entertainment PLC (A)	58,100	6,069,707
Insurance - 4.3%
Fidelity National Financial, Inc.	219,422	11,319,981
Markel Group, Inc. (A)	7,570	14,249,314
Ryan Specialty Holdings, Inc. (B)	179,700	7,935,552
		33,504,847
Interactive Media & Services - 1.9%
Match Group, Inc.	210,400	8,291,864
People, Inc. (A)	157,390	6,542,702
		14,834,566
IT Services - 2.4%
Cognizant Technology Solutions Corp., Class A	334,800	18,531,180
Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories, Inc., Class A (A)	24,308	7,911,768
IQVIA Holdings, Inc. (A)	57,200	13,443,144
		21,354,912
Media - 6.1%
Charter Communications, Inc., Class A (A)	133,000	19,282,340
News Corp., Class A	312,900	8,623,524
Omnicom Group, Inc.	156,600	12,324,420
Sirius XM Holdings, Inc.	242,229	7,174,823
		47,405,107
Multi-Utilities - 1.0%
Dominion Energy, Inc.	109,600	7,581,032
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.0%
Expand Energy Corp.	177,100	$ 16,652,713
HF Sinclair Corp.	42,088	3,849,789
Occidental Petroleum Corp.	317,300	18,108,311
		38,610,813
Pharmaceuticals - 3.0%
Perrigo Co. PLC	684,700	6,922,317
Zoetis, Inc.	210,100	16,238,629
		23,160,946
Professional Services - 5.5%
Amentum Holdings, Inc. (A)	537,016	11,921,755
Booz Allen Hamilton Holding Corp.	56,100	3,911,292
Clarivate PLC (A)	2,448,700	4,848,426
Leidos Holdings, Inc.	52,600	6,080,560
SS&C Technologies Holdings, Inc.	206,300	15,895,415
		42,657,448
Real Estate Management & Development - 1.9%
CoStar Group, Inc. (A)	502,400	14,449,024
Software - 1.1%
Roper Technologies, Inc.	12,300	4,821,231
Tyler Technologies, Inc. (A)	12,300	3,808,080
		8,629,311
Specialized REITs - 4.1%
Crown Castle, Inc.	231,400	17,655,820
Gaming & Leisure Properties, Inc.	319,075	14,291,369
		31,947,189
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.4%
Lithia Motors, Inc.	28,100	$ 10,830,302
Technology Hardware, Storage & Peripherals - 1.3%
HP, Inc.	377,000	10,280,790
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (A)	33,300	3,958,371
Total Common Stocks (Cost $690,031,466)		723,536,420
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	6,221,835	6,221,835
Total Other Investment Company (Cost $6,221,835)		6,221,835
Total Investments (Cost $696,253,301)		729,758,255
Net Other Assets (Liabilities) - 5.9%		45,569,682
Net Assets - 100.0%		$ 775,327,937
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$723,536,420	$—	$—	$723,536,420
Other Investment Company	6,221,835	—	—	6,221,835
Total Investments	$729,758,255	$—	$—	$729,758,255
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $15,823,126, collateralized by cash collateral of $6,221,835 and non-cash collateral, such as U.S. government securities of $9,982,903. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds